ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Accumulated Other Comprehensive Loss (AOCL), Net of Tax
A summary of changes in accumulated other comprehensive loss (‘‘AOCL’’), net of tax during the years ended December 31 follows:

	Unrealized Losses on Securities Available for Sale	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Gains (Losses) on Cash Flow Hedges	Dispropor- tionate Tax Effects from Cash Flow Hedges	Total
2018
Balances at beginning of period	$(470)	$(5,798)	$269	$-	$(5,999)
Other comprehensive loss before reclassifications	(3,671)	-	(207)	-	(3,878)
Amounts reclassified from AOCL	(44)	-	(187)	-	(231)
Net current period other comprehensive loss	(3,715)	-	(394)	-	(4,109)
Balances at end of period	$(4,185)	$(5,798)	$(125)	$-	$(10,108)
2017
Balances at beginning of period	$(3,310)	$(5,798)	$-	$-	$(9,108)
Cumulative effect of change in accounting	300	-	-	-	300
Balances at beginning of period, as adjusted	(3,010)	(5,798)	-	-	(8,808)
Other comprehensive income before reclassifications	2,763	-	210	-	2,973
Amounts reclassified from AOCL	(140)	-	12	-	(128)
Net current period other comprehensive income	2,623	-	222	-	2,845
Disproportionate tax effects due to change in tax rate	(83)	83	47	(47)	-
Reclassification of certain deferred tax effects (1)	-	(83)	-	47	(36)
Balances at end of period	$(470)	$(5,798)	$269	$-	$(5,999)
2016
Balances at beginning of period	$(238)	$(5,798)	$-	$-	$(6,036)
Other comprehensive loss before reclassifications	(2,876)	-	-	-	(2,876)
Amounts reclassified from AOCL	(196)	-	-	-	(196)
Net current period other comprehensive loss	(3,072)	-	-	-	(3,072)
Balances at end of period	$(3,310)	$(5,798)	$-	$-	$(9,108)

(1)	Amounts reclassified to accumulated deficit due to early adoption of ASU 2018-02. See note #1.

Reclassifications Out of Each Component of AOCL
A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:

AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2018
Unrealized losses on securities available for sale
	$56	Net gains on securities
	-	Net impairment loss recognized in earnings
	56	Total reclassifications before tax
	12	Income tax expense
	$44	Reclassifications, net of tax

Unrealized gains (losses) on cash flow hedges
	$(237)	Interest expense
	(50)	Income tax expense
	$(187)	Reclassification, net of tax

	$231	Total reclassifications for the period, net of tax

2017
Unrealized losses on securities available for sale
	$215	Net gains on securities
	-	Net impairment loss recognized in earnings
	215	Total reclassifications before tax
	75	Income tax expense
	$140	Reclassifications, net of tax

Unrealized gains (losses) on cash flow hedges

	$18	Interest expense
	6	Income tax expense
	$12	Reclassification, net of tax

	$128	Total reclassifications for the period, net of tax

2016
Unrealized losses on securities available for sale
	$301	Net gains on securities
	-	Net impairment loss recognized in earnings
	301	Total reclassifications before tax
	105	Income tax expense
	$196	Reclassifications, net of tax